S000055516 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	109 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	1.92%
FlexShares Core Select Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent		7.20%	(0.66%)	1.75%
Performance Inception Date				Nov. 18, 2016
FlexShares Core Select Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.38%	(1.90%)	0.52%
FlexShares Core Select Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.23%	(1.04%)	0.80%

[1]	Reflects no deduction for fees, expenses or taxes.